Segment And Geographic Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment and Geographic Information
15. SEGMENT AND GEOGRAPHIC INFORMATION
ASC 280 establishes the standards for reporting information about segments in financial statements. In applying the criteria set forth in ASC 280, Management has determined that the Company operates as one segment. The Company’s chief operating decision maker (“CODM”) reviews financial information on an aggregated and consolidated basis, together with certain operating and performance measures principally to make decisions about how to allocate resources and to measure the Company’s performance.
While the Company has sales offices in different geographical regions, which results in a possibility for different operating segments by region, the Company is not managed by geographical locations. As the CODM does not review operating results by geographic location, determining operating segments in this manner would not be appropriate. Therefore, the Company has one reportable segment.
Geographic Data
Revenue by geographic region for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited) was as follows:

	Year ended December 31,		Nine months ended September 30,
	2020	2019	2021	2020
				(unaudited)
Canada	$1,834	$623	$2,292	$728
United Kingdom	140	164	390	35
U.S.	119,041	119,619	107,667	73,143
Other	—	—	19	4

Total	$121,015	$120,406	$110,368	$73,910

Total consolidated long-lived assets are all located in the U.S.